MERRILL LYNCH
INTERNATIONAL
EQUITY FUND








FUND LOGO








Quarterly Report

February 28, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH INTERNATIONAL EQUITY FUND


International
Stock Market
Performance


Total Return in US
Dollars* of the Fund's
Top Ten Country Positions
For the Three-Month Period
Ended February 28, 1997


A bar chart illustrating the following percentages:

Japan                        -15.6%
Hong Kong                    - 2.9%
Australia                    - 1.3%
United Kingdom               - 3.9%
Sweden                       + 4.1%
France                       + 4.2%
Germany                      + 4.8%
Netherlands                  + 5.9%
Malaysia                     + 9.1%
Mexico                       +15.5%


Source: Financial Times/S&P--Actuaries Index.

[FN]
*For the three-month period ended February 28, 1997, total investment return in US dollars for the Financial Times/S&P--
 Actuaries World (Ex-US) Index was -2.77%.



DEAR SHAREHOLDER


International equity markets generally continued to provide strong returns, buoyed by low interest rates and the continued diversification of US investors, especially into emerging markets. For example, during the three months ended February 28, 1997, the International Finance Corporation's Investables Index (an unmanaged broad emerging markets index) returned +12.8%, in US dollar terms. European equity market returns were strong in local currency terms, with many markets rising by 15%. However, European currencies declined significantly against the US dollar. As a result, European markets only returned +4.1% in US dollar terms during the February quarter. In contrast to other markets, the Japanese equity market declined, particularly in January, in response to a sharp fall in bank share prices. Although many large Japanese manufacturing companies performed well during the February quarter, Japanese share returns were -15.7% in US dollar terms.

During the February quarter, the Japanese, European and emerging markets' overall market capitalization-weighted return was -2.8%, in US dollars, according to the unmanaged Financial Times/ Standard & Poor's--Actuaries World (Ex-US) Index for international equity markets. In sharp contrast to the decline in the benchmark return, Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares returned +2.31%, +2.02%, +2.09% and +2.26%, respectively, during the three months ended February 28, 1997. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information including average annual total returns, can be found on pages 4--6 of this report to shareholders.) The Fund's outperformance for the period reflected several factors, including:

* Significant gains in several large-capitalization Japanese manufacturing stocks, which outperformed the Japanese market.

* An overweighted position in emerging equity markets--particularly Turkey, Brazil and India--which all performed strongly.

* Small hedges out of the yen and Deutschemark into the US dollar.

Investment Process Changes
In January 1997, Merrill Lynch International Equity Fund instituted a change in the management of the Fund. In mid-February, direction of the Fund's Japanese stock analysis shifted to Helen Gorton, Director of Japanese Investments, and her team. She has managed Japanese assets for the past ten years, and for the last two years with Merrill Lynch Asset Management, L.P.

As part of the management change, we will use a new index for monitoring Japanese stock performance--the unmanaged Goldman Sachs Cross-Holdings Adjusted (GSCA) Index--which adjusts Japanese market weights for extensive cross-holdings among companies in Japan. The GSCA Index significantly reduces the effective benchmark weight of Japanese banks in a neutral Japanese portfolio.

At the same time, we modified the Fund's investment decision-making process to emphasize adding value primarily by effecting strategic asset allocations among countries. We will also seek to generally maintain a strategic overweighting in emerging and smaller markets. Finally, we will use a combination of quantitative and fundamental investment techniques to select stocks in larger, developed equity markets such as Japan, the United Kingdom, Germany, France and Australia.

Investment Activity
At February quarter-end, the Fund's effective equity exposure was approximately 90% of net assets, up slightly from 88% three months earlier. Most of the incremental investment in equities occurred in emerging markets where, despite taking profits on stocks in Turkey, Greece and Brazil, the Fund's aggregate equity exposure rose to 19% of net assets. We also purchased a so-called look-back option in Japan, which provides exposure to the Japanese market at the lowest point it reaches before early April 1997. Currently, the Fund has an additional 2% exposure at levels around 17,100 on the Nikkei 225. Additionally, the Fund's management change resulted in significant reductions in the holdings of a number of large Japanese export-oriented companies such as Rohm Co., Ltd., Murata Manufacturing Co., Ltd., and Canon Inc. Many of these stocks rose sharply during the quarter ended November 30, 1996, in significant contrast to the overall Japanese market. At the end of February, the Fund's effective Japanese exposure was approximately 31% of net assets, down from 33% three months earlier.

In Europe, we reduced the Fund's weighting in Italy, following significant outperformance in January. Part of the Italian exposure reduction reflected the partial sale of holdings in STET, Di Risp. We also reduced the Fund's exposure in Spain.

Economic and Investment
Environment
We believe that global economic activity is accelerating; the February quarter's data strengthened our view. The latest US National Association of Purchasing Managers' business survey continued to suggest that business activity is expanding above trend growth rates. US employment growth was also robust, causing rapid income expansion, which lifted retail and vehicle sales and maintained a high level of residential building. In addition, the US Conference Board's consumer confidence index hit a nine-year high in January.

Against that background, and combined with the very significant narrowing of equity and non-investment grade debt yields, US Federal Reserve Board Chairman Alan Greenspan twice suggested that the benign low-inflation/moderate growth scenario may be nearing an end. US financial futures markets were discounting a 25 basis point (0.25%) rise in US interest rates, and US bond yields rose recently. In fact, the Federal Reserve Board did raise the Federal funds rate 0.25% on March 25, 1997. As a result, our expected medium-term returns for US equities declined significantly.

The significant rise in many European equity markets also reduced our return expectations in Europe compared with three months ago. Specifically, in Germany, we saw a more rapid acceleration of business activity than expected. The sharp decline of the Deutschemark appeared to have caused an improvement in export orders. We doubt whether German interest rates will be lowered further and, despite potential upward revisions to corporate earnings forecasts, we are more cautious on the German equity market. Similarly, our return targets in several peripheral European markets for 1997 were already met. The convergence of bond yields in Spain and Italy with the core European markets carried these equity markets significantly higher. Equity valuations are now generally mildly expensive in Europe. Having reduced our peripheral European equity market exposure, we expect to remain underweighted in Europe overall.

In contrast, emerging markets' equity valuations generally remain fair and offer relative attraction compared with Europe. Specifically, our focus is on Chile, India, Korea and Argentina. We are also significantly invested in several larger markets such as Mexico, Malaysia and Brazil. In these latter markets, following recent exceptional performance, we may move to reduce our exposures should equity prices move higher. We might also upgrade our outlooks for South Africa and the underperforming Thailand equity market.

Looking ahead over the next six months, key issues for all equity markets will be investor response to a continued firming of US interest rates and a slowdown in Japanese foreign bond and equity buying. Both factors could serve to dampen recently strong foreign investment flows to Europe and emerging markets. In this environment, portfolios focused on medium-term value, as opposed to earnings growth and price momentum, may outperform. We may retain larger than usual cash balances to provide a buffer in the face of a possible global market correction.

In Conclusion
We remain positive on the medium-term potentials for most international equity markets. Going forward, the investment process for Merrill Lynch International Equity Fund will concentrate on adding value primarily through appropriate country selection and secondly by selecting portfolios of stocks in larger markets through a combination of fundamental and quantitative analysis.

We thank you for your continued interest in Merrill Lynch
International Equity Fund, and we look forward to reviewing our strategy and performance with you in our next report to shareholders.

Sincerely,








(Arthur Zeikel)
Arthur Zeikel
President







(Andrew Bascand)
Andrew Bascand
Vice President and
Senior Portfolio Manager

April 11, 1997





Andrew Bascand is the portfolio manager of Merrill Lynch International Equity Fund (the "Fund") and will be responsible for all aspects of the day-to-day portfolio management of the Fund. Mr. Bascand was previously the Fund's asset allocator and co-portfolio manager. Decisions concerning security selection, as well as asset allocation, will be centralized under Mr. Bascand's supervision in London.



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Performance
Summary--
Class A Shares***
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed      Dividends Paid*        % Change**
10/21/94--12/31/94              $11.73    $10.53           $0.091             $0.599             - 4.23%
1995                             10.53     11.13             --                 --               + 5.70
1996                             11.13     11.33            0.288              0.286             + 7.01
1/1/97--2/28/97                  11.33     11.65             --                 --               + 2.82
                                                           ------             ------
                                                     Total $0.379       Total $0.885

                                                          Cumulative total return as of 2/28/97: +11.38%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***As a result of the implementation of the Merrill Lynch Select
   Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.

Performance
Summary--
Class B Shares
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed      Dividends Paid*        % Change**
7/30/93--12/31/93               $10.00    $11.18             --                 --               +11.80%
1994                             11.18     10.52           $0.091             $0.490             - 0.61
1995                             10.52     11.00             --                 --               + 4.56
1996                             11.00     11.22            0.288              0.142             + 5.95
1/1/97--2/28/97                  11.22     11.52             --                 --               + 2.67
                                                           ------             ------
                                                     Total $0.379       Total $0.632

                                                          Cumulative total return as of 2/28/97: +26.40%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed      Dividends Paid*        % Change**
10/21/94--12/31/94              $11.62    $10.43           $0.091             $0.582             - 4.33%
1995                             10.43     10.90             --                 --               + 4.51
1996                             10.90     11.08            0.288              0.178             + 5.97
1/1/97--2/28/97                  11.08     11.38             --                 --               + 2.71
                                                           ------             ------
                                                     Total $0.379       Total $0.760

                                                           Cumulative total return as of 2/28/97: +8.82%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares***
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed      Dividends Paid*        % Change**
7/30/93--12/31/93               $10.00    $11.21             --                 --               +12.10%
1994                             11.21     10.56           $0.091             $0.566             + 0.18
1995                             10.56     11.13             --                 --               + 5.40
1996                             11.13     11.35            0.288              0.250             + 6.87
1/1/97--2/28/97                  11.35     11.66             --                 --               + 2.73
                                                           ------             ------
                                                     Total $0.379       Total $0.816

                                                          Cumulative total return as of 2/28/97: +29.95%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***As a result of the implementation of the Merrill Lynch Select
   Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.


PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                                  12 Month         3 Month
                                                             2/28/97   11/30/96      2/28/96      % Change         % Change
ML International Equity Fund Class A Shares*                 $11.65     $11.97       $11.44       +4.46%(1)       -0.17%(1)
ML International Equity Fund Class B Shares*                  11.52      11.73        11.29       +4.69(1)        +0.76(1)
ML International Equity Fund Class C Shares*                  11.38      11.62        11.19       +4.37(1)        +0.51(1)
ML International Equity Fund Class D Shares*                  11.66      11.95        11.44       +4.54(1)        +0.08(1)
ML International Equity Fund Class A Shares--Total Return*                                        +7.05(2)        +2.31(2)
ML International Equity Fund Class B Shares--Total Return*                                        +5.99(3)        +2.02(3)
ML International Equity Fund Class C Shares--Total Return*                                        +6.02(4)        +2.09(4)
ML International Equity Fund Class D Shares--Total Return*                                        +6.81(5)        +2.26(5)
Financial Times/S&P--Actuaries World (Ex-US) Index**--Total Return                                +4.17           -2.77

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged capitalization-weighted index comprised of over 1,800 companies in 24 countries, excluding the United States.
(1)Percent change includes reinvestment of $0.288 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.286 per share ordinary income dividends and $0.288 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.142 per share ordinary income dividends and $0.288 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.178 per share ordinary income dividends and $0.288 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.250 per share ordinary income dividends and $0.288 per share capital gains distributions.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                        +7.01%         +1.40%
Inception (10/21/94) through 12/31/96      +3.71          +1.19

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/96                        +5.95%         +1.95%
Inception (7/30/93) through 12/31/96       +6.26          +6.01

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/96                        +5.97%         +4.97%
Inception (10/21/94) through 12/31/96      +2.67          +2.67

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                        +6.87%         +1.26%
Inception (7/30/93) through 12/31/96       +7.11          +5.43

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
                                                                                                                    Percent of
AFRICA       Industries           Shares Held              Investments                      Cost           Value    Net Assets
South        Banking                 526,940  Nedcor Ltd. (GDR) (d)                  $    5,620,874   $    8,894,747    1.0%
Africa
             Beverages                85,044  South African Breweries Ltd.                2,451,796        2,543,727    0.3

             Entertainment         2,100,000  Sun International (South Africa),
                                              Ltd.                                        2,598,413        1,406,250    0.2

             Mining                   54,000  Anglo American Corp. of South
                                              Africa, Ltd.                                3,636,072        3,405,134    0.4
                                      65,200  Anglo American Corp. of South
                                              Africa, Ltd. (ADR) (a)                      4,274,593        4,099,450    0.5
                                     183,616  Evander Gold Mines Ltd.                     1,861,029        1,147,600    0.1
                                                                                     --------------   --------------  ------
                                                                                          9,771,694        8,652,184    1.0

                                              Total Investments in South Africa          20,442,777       21,496,908    2.5

Zimbabwe     Beverages             3,022,190  Delta Corporation Ltd.                      1,651,465        4,734,855    0.5

                                              Total Investments in Zimbabwe               1,651,465        4,734,855    0.5


                                              Total Investments in Africa                22,094,242       26,231,763    3.0


Europe

Czech        Broadcast--Media         42,500  Central European Media
Republic                                      Enterprises Ltd. (Class A)                  1,168,750        1,413,125    0.2

                                              Total Investments in the Czech
                                              Republic                                    1,168,750        1,413,125    0.2


Finland      Diversified             109,783  Outokumpu OY                                1,682,283        1,942,058    0.2

             Paper & Forest          293,237  Enso OY (Class A)                           2,350,596        2,535,392    0.3
             Products                615,000  Metsa Serla OY (Class B)                    4,764,160        5,134,066    0.6
                                     171,331  UPM-Kymmene Corporation                     3,365,894        3,596,143    0.4
                                                                                     --------------   --------------  ------
                                                                                         10,480,650       11,265,601    1.3

                                              Total Investments in Finland               12,162,933       13,207,659    1.5


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
EUROPE                             Shares Held/                                                                     Percent of
(continued)  Industries            Face Amount             Investments                      Cost           Value    Net Assets
France       Automobiles              26,176  Peugeot S.A.                           $    3,858,416   $    2,893,898    0.3%

             Banking                  32,200  Compagnie Financiere de Paribas             1,632,768        2,191,872    0.3
                                      28,450  Societe Generale de Surveillance
                                              S.A. (Class A) (Ordinary)                   3,018,733        3,295,078    0.4
                                                                                     --------------   --------------  ------
                                                                                          4,651,501        5,486,950    0.7

             Communication            42,381  Alcatel Alsthom Cie Generale
             Equipment                        d'Electricite S.A.                          4,039,604        4,350,774    0.5

             Engineering &            38,440  Bouygues S.A.                               3,774,027        3,669,625    0.4
             Construction

             Financial Services       13,267  EuraFrance S.A.                             4,130,839        6,262,741    0.7

             Foods                    21,200  Groupe Danone S.A. (ADR) (a)                3,367,962        3,214,320    0.4

             Hotels                   16,473  Accor S.A.                                  2,304,471        2,266,356    0.3

             Oil & Related            46,240  Elf Aquitaine S.A.                          3,404,045        4,422,357    0.5

             Semiconductors           22,835  SGS-Thomson Microelectronics N.V.           1,061,477        1,500,694    0.2

             Steel                   234,743  Usinor Sacilor S.A.                         3,502,481        3,625,056    0.4

                                              Total Investments in France                34,094,823       37,692,771    4.4


Germany      Airlines                 70,005  Deutsche Lufthansa AG                         987,685          928,426    0.1

             Automobiles              10,657  Volkswagen AG                               4,004,435        5,161,294    0.6

             Banking                  44,697  Commerzbank AG                              1,019,659        1,149,049    0.1
                                      17,800  Deutsche Bank AG (Ordinary)                   867,216          923,197    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,886,875        2,072,246    0.2

             Chemicals                21,132  Henkel KGaA                                   907,822        1,080,998    0.1
                                     105,623  Henkel KGaA (Preferred)                     4,461,609        5,628,224    0.7
                                                                                     --------------   --------------  ------
                                                                                          5,369,431        6,709,222    0.8

             Diversified              18,475  Thyssen AG                                  3,411,101        3,917,050    0.5

             Engineering &             8,315  Philipp Holzmann AG                         3,181,247        2,515,669    0.3
             Construction

             Insurance                 1,420  Allianz AG Holding (Ordinary)               2,513,117        2,761,812    0.3

             Machinery &              77,450  Kloeckner Werke AG                          3,951,498        4,860,687    0.6
             Equipment

             Metals                    4,850  Degussa AG                                  1,738,447        2,067,496    0.2

             Retail                    9,695  Karstadt AG                                 3,783,415        3,168,526    0.4

                                              Total Investments in Germany               30,827,251       34,162,428    4.0


Greece       Banking                  46,313  Ergo Bank S.A. (Registered)                 1,776,572        2,727,116    0.3

             Food & Household         77,292  Hellenic Bottling Co. S.A.                  1,585,390        2,553,636    0.3
             Products

                                              Total Investments in Greece                 3,361,962        5,280,752    0.6

Hungary      Telecommuni-             20,100  Magyar TarKzlesi
             cations                          Reszvenytarsasag (Ordinary)                 3,195,621        6,524,487    0.8

                                              Total Investments in Hungary                3,195,621        6,524,487    0.8


Ireland      Insurance               319,474  Irish Life PLC                              1,064,280        1,617,026    0.2

             Packaging &             801,296  Jefferson Smurfit Group PLC
             Containers                       (Ordinary)                                  2,495,283        2,021,369    0.2

                                              Total Investments in Ireland                3,559,563        3,638,395    0.4


Italy        Building Products       455,481  Italcementi S.p.A.                          2,529,683        2,472,965    0.3

             Chemicals             4,166,772  Montedison S.p.A.                           4,239,042        3,008,161    0.3

             Diversified           2,558,117  Compagnie Industrial Riunite
                                              S.p.A. (CIR)                                2,211,685        1,701,486    0.2

             Insurance             2,065,900  Istituto Nazionale delle
                                              Assicurazioni S.p.A. (INA)                  2,935,224        2,701,722    0.3

             Publishing            1,924,400  Seat S.p.A.                                   535,560          445,260    0.0

             Telecommunications    1,166,821  STET, Di Risp (Non-Convertible)             2,519,979        4,080,687    0.5

             Tire & Rubber Lit 4,131,384,400  Pirelli S.p.A., 5% due 12/31/1998
                                              (Convertible)                               2,910,789        3,129,300    0.4

                                              Total Investments in Italy                 17,881,962       17,539,581    2.0


Netherlands  Chemicals                20,380  Akzo Nobel N.V.                             2,518,949        2,935,501    0.3
                                     122,815  European Vinyls Corporation
                                              International N.V.                          4,990,011        3,460,397    0.4
                                                                                     --------------   --------------  ------
                                                                                          7,508,960        6,395,898    0.7

             Diversified              22,700  Internatio-Muller N.V.                        501,925          686,212    0.1

             Electronics             117,250  Philips Electronics N.V.                    4,232,479        5,291,934    0.6

             Insurance               214,805  Internationale Nederlanden
                                              Groep N.V.                                  5,650,900        8,314,813    1.0

             Packaging &              57,365  Koninklijke KNP BT N.V.                     1,340,617        1,311,165    0.2
             Containers

             Transportation           60,500  KLM Royal Dutch Airlines                    1,656,767        1,854,382    0.2

                                              Total Investments in the
                                              Netherlands                                20,891,648       23,854,404    2.8

Norway       Consumer Goods           18,744  Orkla A.S. (Class A)                        1,035,043        1,502,570    0.2

             Oil & Gas                72,875  Saga Petroleum A.S. (Class B)                 801,866        1,119,689    0.1
             Producers

                                              Total Investments in Norway                 1,836,909        2,622,259    0.3


Poland       Automobiles &            97,200  T.C. Debica S.A.                            1,310,106        2,892,479    0.3
             Equipment

             Engineering &           660,503  Mostostal-Export S.A.                       1,679,914        1,727,935    0.2
             Construction            660,503  Mostostal-Export S.A. (Rights) (b)                  0           30,239    0.0
                                                                                     --------------   --------------  ------
                                                                                          1,679,914        1,758,174    0.2

                                              Total Investments in Poland                 2,990,020        4,650,653    0.5


Portugal     Diversified             114,687  Sonae Investimentos--SGPS S.A.              2,803,713        3,643,666    0.4

                                              Total Investments in Portugal               2,803,713        3,643,666    0.4


Russia       Natural Gas              68,000  RAO Gazprom (ADR) (a)                       1,071,000        1,183,200    0.1

                                              Total Investments in Russia                 1,071,000        1,183,200    0.1


Spain        Banking                  48,150  Corporacion Bancaria de Espana
                                              S.A. (Argentina)                            2,057,222        1,928,688    0.2

             Engineering &            15,418  Fomento de Construcciones Y
             Construction                     Contratas S.A.                              1,273,761        1,333,071    0.2

                                              Total Investments in Spain                  3,330,983        3,261,759    0.4


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
EUROPE                                                                                                              Percent of
(concluded)  Industries           Shares Held              Investments                      Cost           Value    Net Assets
Sweden       Electrical               85,205  Electrolux AB                          $    4,104,428   $    5,332,419    0.6%

             Engineering &            63,300  SKF AB                                      1,122,067        1,495,076    0.2
             Construction             65,751  Svedala Industry                              863,453        1,289,751    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,985,520        2,784,827    0.3

             Forest Products          79,683  Mo och DomsjAB (Class B)                    2,117,827        2,530,632    0.3
                                   1,912,200  Rottneros Bruks AB                          2,952,746        2,232,686    0.3
                                     159,206  Stora Kopparbergs AB                        2,131,701        2,177,557    0.2
                                                                                     --------------   --------------  ------
                                                                                          7,202,274        6,940,875    0.8

             Insurance               128,100  Skandia Forsakrings AB                      3,010,385        3,897,358    0.5

             Metals & Mining         188,686  Avesta Sheffield AB                         1,710,791        1,913,549    0.2

             Pharmaceuticals          36,996  Astra AB (Class A)                          1,611,955        1,777,230    0.2

                                              Total Investments in Sweden                19,625,353       22,646,258    2.6


Switzerland  Banking                  59,955  CS Holding AG (Registered Shares)           6,114,753        6,390,946    0.7

             Chemicals                 2,660  Clariant AG (Registered Shares)               887,977        1,271,217    0.1

             Diversified              59,691  Oerlikon-Buehrle Holding AG                 6,330,109        5,745,744    0.7

             Leisure                   3,682  Fotolabo S.A.                               1,529,233        1,295,389    0.2

             Machinery                 2,030  Saurer AG (Registered Shares)                 896,525          963,259    0.1

                                              Total Investments in Switzerland           15,758,597       15,666,555    1.8


Turkey       Beverages            24,833,308  Erciyas Biracilik Ve Malt
                                              Sanayii A.S.                                4,082,497        2,677,963    0.3

                                              Total Investments in Turkey                 4,082,497        2,677,963    0.3


United       Beverages               546,300  Grand Metropolitan PLC (Ordinary)           3,378,498        4,032,083    0.5
Kingdom                              169,650  Matthew Clark PLC                           1,745,135          878,015    0.1
                                                                                     --------------   --------------  ------
                                                                                          5,123,633        4,910,098    0.6

             Chemicals               153,758  Imperial Chemical Industries PLC
                                              (Ordinary)                                  1,857,212        1,895,577    0.2
                                     430,500  Inspec Group PLC                            1,300,917        1,240,131    0.2
                                                                                     --------------   --------------  ------
                                                                                          3,158,129        3,135,708    0.4

             Computer Services       119,824  Misys PLC                                   1,480,177        2,398,667    0.3

             Food & Beverage         262,963  Allied Domecq PLC (Ordinary)                1,822,184        1,870,239    0.2
                                     335,221  Cadbury Schweppes PLC                       2,597,814        2,768,779    0.3
                                                                                     --------------   --------------  ------
                                                                                          4,419,998        4,639,018    0.5

             Food Processing       1,280,440  ASDA Group PLC                              2,375,405        2,327,526    0.3
                                     185,920  Unilever PLC                                3,433,145        4,770,249    0.6
                                                                                     --------------   --------------  ------
                                                                                          5,808,550        7,097,775    0.9

             Insurance               369,500  Prudential Corp. PLC                        1,819,995        3,433,773    0.4

             Pharmaceuticals         202,650  Glaxo Wellcome PLC                          2,630,976        3,430,054    0.4

             Retail                  506,000  Tesco PLC (Ordinary)                        2,169,743        2,791,716    0.3

             Telecommunications      367,847  Cable & Wireless PLC                        2,494,012        2,984,375    0.3

             Utilities--Water        256,700  Anglian Water PLC                           2,217,039        2,707,210    0.3
                                     232,700  Severn Trent PLC                            2,211,107        2,719,204    0.3
                                     255,000  Thames Water PLC                            2,226,873        2,851,136    0.3
                                     244,500  United Utilities PLC                        2,244,875        2,638,234    0.3
                                     230,750  Yorkshire Water PLC                         2,206,652        2,700,173    0.3
                                                                                     --------------   --------------  ------
                                                                                         11,106,546       13,615,957    1.5

                                              Total Investments in the United
                                              Kingdom                                    40,211,759       48,437,141    5.6

                                              Total Investments in Europe               218,855,344      248,103,056   28.7


LATIN
AMERICA

Argentina    Banking                 143,854  Banco Frances del Rio de la Plata
                                              S.A. (ADR) (a)                              3,114,005        4,117,821    0.4

             Oil & Related           658,600  Companhia Naviera Perez Companc
                                              S.A.C.F.I.M.F.A. (Class B)                  4,060,515        5,047,198    0.6

             Telecommunications       46,700  Telefonica de Argentina S.A.
                                              (Class B) (ADR) (a)                         1,137,452        1,476,887    0.2

                                              Total Investments in Argentina              8,311,972       10,641,906    1.2

Brazil       Banking             352,550,000  Banco Bradesco S.A. PN (Preferred)          2,796,651        2,952,174    0.4

             Beverages             5,604,000  Companhia Cervejaria Brahma S.A.
                                              PN (Preferred)                              2,735,390        3,738,133    0.4

             Telecommunications      140,768  Telecomunicaoes Brasileiras S.A.
                                              --Telebras (ADR) (a)                        6,821,597       13,654,496    1.6

             Utilities                43,485  Companhia Energetica de Minas
                                              Gerais S.A. ( CEMIG) (ADR) (a)              1,125,579        1,744,836    0.2

                                              Total Investments in Brazil                13,479,217       22,089,639    2.6


Chile        Telecommunications      224,506  Compania de Telecomunicaciones de
                                              Chile S.A. (ADR) (a)                        3,756,222        6,566,800    0.8

                                              Total Investments in Chile                  3,756,222        6,566,800    0.8


Mexico       Beverages               116,600  Panamerican Beverages, Inc.
                                              (Class A)                                   5,234,832        6,573,325    0.8

             Building &              815,550  Apasco, S.A. de C.V. 'A'                    4,523,505        5,894,063    0.7
             Construction

             Health & Personal       205,000  Kimberly-Clark de Mexico, S.A.
                                              de C.V. (ADR) (a)                           7,493,397        8,712,500    1.0

             Multi-Industry          985,503  Grupo Carso, S.A. de C.V. 'A1'              4,997,167        5,576,686    0.6

                                              Total Investments in Mexico                22,248,901       26,756,574    3.1

                                              Total Investments in Latin America         47,796,312       66,054,919    7.7


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
PACIFIC                                                                                                             Percent of
BASIN        Industries           Shares Held              Investments                      Cost           Value    Net Assets
Australia    Food & Beverage         713,315  Coca-Cola Amatil, Ltd.                 $    4,007,170   $    6,530,841    0.7%

             Media                   260,450  The News Corp., Ltd. (Preferred)            1,148,701        1,176,124    0.1

             Merchandising            78,500  Amway Asia Pacific Ltd.                     2,536,717        3,189,063    0.4

             Property              1,396,541  Lend Lease Corp.                           18,221,585       25,529,054    3.0

             Resources               191,964  Broken Hill Proprietary Co.                 2,423,961        2,539,510    0.3

                                              Total Investments in Australia             28,338,134       38,964,592    4.5


Hong Kong    Banking               1,287,290  HSBC Holdings PLC                          16,622,018       31,420,835    3.6
                                     132,000  J.C.G. Holdings Ltd.                          124,849          109,955    0.0
                                                                                     --------------   --------------  ------
                                                                                         16,746,867       31,530,790    3.6

             Conglomerates         1,651,325  Hutchison Whampoa Ltd.                      8,900,284       12,582,417    1.5

             Foods                 2,154,000  C.P. Pokphand Co. Ltd.                        748,591          778,903    0.1
                                  20,838,000  Tingyi (Cayman Islands)
                                              Holdings Co.                                5,493,255        5,113,157    0.6
                                                                                     --------------   --------------  ------
                                                                                          6,241,846        5,892,060    0.7

             Insurance               698,000  National Mutual Asia Ltd.                     733,581          761,713    0.1

             Property              1,253,000  Cheung Kong (Holdings) Ltd.                 8,688,615       11,974,636    1.4
                                  18,166,000  China Overseas Land & Investment            5,085,987       10,615,915    1.2
                                                                                     --------------   --------------  ------
                                                                                         13,774,602       22,590,551    2.6

                                              Total Investments in Hong Kong             46,397,180       73,357,531    8.5


Japan        Automobiles             756,000  Mitsubishi Motors Corp.                     5,593,668        5,544,543    0.7
                                     239,000  Toyota Motor Corp.                          6,580,156        6,120,080    0.7
                                                                                     --------------   --------------  ------
                                                                                         12,173,824       11,664,623    1.4

             Banking                 535,000  Mitsubishi Trust and Banking                5,663,853        5,896,660    0.7
                                     523,000  Sumitomo Bank                               6,056,913        6,587,884    0.8
                                                                                     --------------   --------------  ------
                                                                                         11,720,766       12,484,544    1.5

             Capital Goods          855,000   Mitsubishi Heavy Industries, Ltd.           7,007,256        6,157,247    0.7

             Chemicals               461,000  Kaneka Corp.                                2,326,611        2,315,124    0.3
                                     468,000  Sekisui Chemical Co.                        4,529,453        4,847,932    0.6
                                     381,000  Shin-Etsu Chemical Co., Ltd.                6,932,347        7,356,675    0.8
                                                                                     --------------   --------------  ------
                                                                                         13,788,411       14,519,731    1.7

             Containers               35,000  Toyo Seikan Kaisha, Ltd.                    1,201,545          820,834    0.1

             Electric                220,000  Taihei Dengyo Kaisha, Ltd.                  5,020,707        1,671,832    0.2
             Construction

             Electrical              372,000  Anritsu Corp.                               4,294,156        4,254,247    0.5
             Equipment               710,000  Fujikura Ltd.                               5,593,441        5,566,089    0.6
                                     143,000  Murata Manufacturing Co., Ltd.              5,016,267        5,012,762    0.6
                                     535,000  NEC Corporation                             6,648,411        6,207,011    0.7
                                      86,000  Rohm Co., Ltd.                              4,848,880        6,164,747    0.7
                                     473,000  Sharp Corporation                           7,338,391        5,918,870    0.7
                                                                                     --------------   --------------  ------
                                                                                         33,739,546       33,123,726    3.8

             Electronics              76,000  Advantest Corp.                             4,329,672        4,295,351    0.5
                                     606,000  Hitachi Ltd.                                5,598,857        5,222,839    0.6
                                     313,000  Pioneer Electronic Corp.                    5,573,154        6,043,673    0.7
                                      90,000  Sony Corp.                                  6,560,553        6,496,229    0.8
                                                                                     --------------   --------------  ------
                                                                                         22,062,236       22,058,092    2.6

             Financial Services       78,000  Japan Associated Finance                    4,402,493        3,962,377    0.4
                                     430,000  Nomura Securities Co., Ltd.                 5,646,853        5,737,134    0.7
                                      77,000  Promise Co., Ltd.                           3,350,277        3,254,330    0.4
                                                                                     --------------   --------------  ------
                                                                                         13,399,623       12,953,841    1.5

             Glass                   508,000  Asahi Glass Co., Ltd.                       4,506,452        4,504,516    0.5

             Machinery               967,000  NSK Ltd.                                    5,582,372        5,545,405    0.6

             Manufacturing         1,587,000  Ube Industries Ltd.                         4,541,586        4,432,079    0.5

             Office Equipment        282,000  Canon Inc.                                  5,297,577        5,889,119    0.7

             Pharmaceuticals         256,000  Sankyo Co., Ltd.                            6,023,577        7,128,201    0.8
                                     268,000  Taisho Pharmaceutical Co., Ltd.             5,272,869        6,174,194    0.7
                                                                                     --------------   --------------  ------
                                                                                         11,296,446       13,302,395    1.5

             Property & Casualty     423,000  Tokio Marine & Fire Insurance
             Insurance                        Co., Ltd.                                   4,632,864        4,031,242    0.5

             Real Estate             510,000  Mitsubishi Estate Co., Ltd.                 5,775,828        6,001,492    0.7
                                     441,000  Mitsui Fudosan Co., Ltd.                    4,564,545        4,787,520    0.5
                                                                                     --------------   --------------  ------
                                                                                         10,340,373       10,789,012    1.2

             Retail                  135,000  Ito-Yokado Co., Ltd.                        7,444,885        6,130,770    0.7
                                     470,000  Takashimaya Co.                             4,827,950        5,180,244    0.6
                                                                                     --------------   --------------  ------
                                                                                         12,272,835       11,311,014    1.3

             Steel                 2,161,000  Kawasaki Steel Corp.                        5,758,545        5,784,395    0.6
                                   2,196,000  Nippon Steel Co.                            5,866,218        5,841,684    0.7
                                                                                     --------------   --------------  ------
                                                                                         11,624,763       11,626,079    1.3

             Telecommunications          778  DDI Corp.                                   4,657,453        4,687,213    0.5

             Textiles              1,146,000  Teijin Ltd.                                 4,552,690        4,558,547    0.5

             Tire & Rubber           340,000  Bridgestone Corporation                     6,200,205        6,086,020    0.7

             Tobacco                     837  Japan Tobacco, Inc.                         5,404,655        5,618,381    0.7

             Trading                 750,000  Mitsui & Co.                                5,498,656        5,556,476    0.7
                                     728,000  Nissho Iwai Corp.                           2,524,033        2,745,007    0.3
                                                                                     --------------   --------------  ------
                                                                                          8,022,689        8,301,483    1.0

             Transportation          760,000  Nippon Express Co., Ltd.                    4,490,727        4,893,677    0.6

                                              Total Investments in Japan                223,537,601      221,030,652   25.6


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
PACIFIC
BASIN                                                                                                               Percent of
(concluded)  Industries           Shares Held              Investments                      Cost           Value    Net Assets
Malaysia     Airlines              1,127,000  Malaysian Airline System BHD           $    2,866,092   $    2,996,254    0.3%

             Banking                 658,000  Arab-Malaysian Merchant Bank
                                              Holding BHD                                 4,607,482        6,202,296    0.7
                                     767,000  Malayan Banking BHD                         6,538,229        9,114,401    1.1
                                   1,607,666  Public Bank (Malaysia) BHD
                                              'Foreign'                                   2,880,585        3,756,078    0.4
                                                                                     --------------   --------------  ------
                                                                                         14,026,296       19,072,775    2.2

             Broadcasting &          956,000  New Straits Times Press (Malaysia)
             Publishing                       BHD                                         5,178,451        6,084,512    0.7

             Building Products       780,500  Hume Industries (Malaysia) BHD              5,105,410        4,936,093    0.6

             Diversified           1,995,000  Renong BHD                                  3,229,244        3,632,387    0.4

             Utilities--Electric     233,000  Tenaga Nasional BHD                         1,070,663        1,116,898    0.2

                                              Total Investments in Malaysia              31,476,156       37,838,919    4.4

New Zealand  Chemicals                60,000  Fernz Corporation Ltd.                        163,272          197,077    0.0

             Electronics              69,000  PDL Holdings Ltd.                             340,434          345,923    0.0

             Finance               2,509,300  Wrightson Ltd.                              1,911,453        1,856,644    0.2

             Telecommunications      227,000  Telecom Corporation of New Zealand            970,676        1,018,739    0.1

             Textiles                320,800  Lane Walker Rudkin Industries, Ltd.           381,689          359,370    0.1

                                              Total Investments in New Zealand            3,767,524        3,777,753    0.4


South        Telecommunications      154,393  Korea Mobile Telcommunications Corp.
Korea                                         (ADR) (a)                                   2,561,162        1,910,613    0.2

             Utilities                67,880  Korea Electric Power Corp.                  2,753,162        1,952,928    0.2

                                              Total Investments in South Korea            5,314,324        3,863,541    0.4


Thailand     Banking                  59,200  Finance One Public Co., Ltd.
                                              'Foreign'                                     487,866           61,738    0.0
                                   1,078,800  Krung Thai Bank Public Co., Ltd.            5,430,964        1,614,658    0.2
                                   1,554,700  Phatra Thanakit Public Co., Ltd.
                                              'Foreign'                                  11,840,696        3,032,536    0.4

                                              Total Investments in Thailand              17,759,526        4,708,932    0.6


                                              Total Investments in the Pacific
                                              Basin                                     356,590,445      383,541,920   44.4


SOUTHEAST
ASIA

India        Banking                 285,000  State Bank of India                         2,015,768        2,257,741    0.3

             Chemicals                 6,100  Reliance Industries Ltd.                       39,340           46,324    0.0

             Financial Services      426,400  Industrial Credit & Investment
                                              Corporation of India Ltd.                   1,386,341          743,375    0.1

             Hotels                   94,000  East India Hotels Ltd. (GDR) (d)            1,776,304        1,692,000    0.2

             Real Estate              44,280  Housing Development Finance Corp.,
                                              Ltd.                                        3,461,023        3,519,550    0.4

             Utilities--Electric     146,500  Bombay Suburban Electric Supply Co.
                                              Ltd. (Registered Shares) (GDR)(d)           2,711,447        3,091,150    0.3

                                              Total Investments in India                 11,390,223       11,350,140    1.3


Indonesia    Telecommunications       40,500  P.T. Telekomunikasi Indonesia
                                              (ADR) (a)                                   1,313,769        1,392,187    0.2

                                              Total Investments in Indonesia              1,313,769        1,392,187    0.2


                                              Total Investments in Southeast Asia        12,703,992       12,742,327    1.5


SHORT-TERM                           Face
SECURITIES                          Amount                 Issue

             Commercial    US$    27,682,000  General Motors Acceptance Corp.,
             Paper*                           5.43% due 3/03/1997                        27,673,649       27,673,649    3.2

                                              Total Investments in Commercial
                                              Paper                                      27,673,649       27,673,649    3.2

             Commercial   A$      42,000,000  Westpac Banking Corp., 6.257% due
             Paper--                          5/15/1997                                  32,785,870       32,206,523    3.7
             Foreign*
                                              Total Investments in Commercial
                                              Paper--Foreign                             32,785,870       32,206,523    3.7

             Foreign      Pound   11,000,000  United Kingdom Treasury Bills,
             Government   Sterling            5.823% due 4/14/1997                       17,683,025       17,768,231    2.1
             Obligations*

                                              Total Investments in Foreign
                                              Government Obligations                     17,683,025       17,768,231    2.1

             US Government                    United States Treasury Bills (c):
             & Agency        US$     600,000    4.88% due 4/24/1997                         595,608          595,626    0.1
             Obligations*            370,000    4.89% due 4/24/1997                         367,300          367,303    0.0
                                   3,840,000    4.92% due 4/24/1997                       3,811,661        3,812,006    0.5
                                     900,000    4.98% due 4/24/1997                         893,277          893,439    0.1
                                   2,900,000    5.118% due 4/24/1997                      2,878,293        2,878,859    0.3

                                              Total Investments in US Government
                                              & Agency Obligations                        8,546,139        8,547,233    1.0


                                              Total Investments in Short-Term
                                              Securities                                 86,688,683       86,195,636   10.0

OPTIONS                Nominal Value Covered                                              Premiums
PURCHASED               by Options Purchased                                                Paid

             Call Options            112,001  Nikkei Index, expiring January 1998
             Purchased                        (3-month Look Back)                         2,237,207        2,032,669    0.2
                                         946  US Dollar Quanto Nikkei Index,
                                              expiring June 1997 at 22,000                  289,760           29,950    0.0
                                                                                     --------------   --------------  ------
                                                                                          2,526,967        2,062,619    0.2


SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
OPTIONS PURCHASED      Nominal Value Covered                                              Premiums                  Percent of
(concluded)             by Options Purchased               Issue                            Paid          Value     Net Assets
             Currency Put          6,560,000  German Deutschemark, expiring
             Options Purchased                April 1997 at DM1.60                   $       43,624   $      335,216    0.0%
                                  14,000,000  German Deutschemark, expiring
                                              July 1997 at DM1.55                           162,120        1,050,000    0.1
                                  25,000,000  Japanese Yen, expiring May 1997
                                              at YEN 128                                    238,750           40,000    0.0
                                  20,000,000  Japanese Yen, expiring July 1997
                                              at YEN 115.50                                 307,000          827,000    0.1
                                  20,000,000  Japanese Yen, expiring September
                                              1997 at YEN 115.50                            252,000          827,000    0.1
                                  10,000,000  Swiss Franc, expiring July 1997
                                              at Chf1.285                                   135,000        1,129,500    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,138,494        4,208,716    0.5

                                              Total Investments in Options
                                              Purchased                                   3,665,461        6,271,335    0.7

             Total Investments                                                       $  748,394,479      829,140,956   96.0
                                                                                     ==============

             Variation Margin on Financial Futures Contracts**                                            (1,238,172)  (0.1)

             Unrealized Depreciation on Forward Foreign Exchange Contracts***                             (2,696,498)  (0.3)

             Other Assets Less Liabilities                                                                38,147,900    4.4
                                                                                                      --------------  ------

             Net Assets                                                                               $  863,354,186  100.0%
                                                                                                      ==============  ======

             Net Asset        Class A--Based on net assets of $53,468,976
             Value:           and 4,591,644 shares of beneficial interest outstanding                 $        11.65
                                                                                                      ==============
                              Class B--Based on net assets of $655,283,001
                              and 56,879,743 shares of beneficial interest shares outstanding         $        11.52
                                                                                                      ==============
                              Class C--Based on net assets of $30,104,205
                              and 2,646,514 shares of beneficial interest shares outstanding          $        11.38
                                                                                                      ==============
                              Class D--Based on net assets of $124,498,004
                              and 10,677,436 shares of beneficial interest shares outstanding         $        11.66
                                                                                                      ==============

          (a)American Depositary Receipts (ADR).
          (b)The rights may be exercised until 3/17/1997.
          (c)Securities held as collateral in connection with open futures contracts.
          (d)Global Depositary Receipts (GDR).
            *Commercial Paper, Commercial Paper--Foreign, certain Foreign
             Government and US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
           **Financial futures contracts purchased as of February 28, 1997 were as follows:

             Number of                                Expiration
             Contracts      Issue        Exchange        Date          Value

                443     All Ordinaries     SFE       March 1997    $20,855,435
                 53       FTSE 100        LIFFE      March 1997      9,240,334
                242      Nikkei 225       SIMEX      March 1997     18,640,839
                258     Tokyo Topix        TFE       March 1997     29,804,591



             Total Financial Futures Contracts Purchased
             (Total Contract Price--$78,430,404)                   $78,541,199
                                                                   ===========

             Financial futures contracts sold as of February 28, 1997 were as follows:

             Number of                                Expiration
             Contracts     Issue         Exchange        Date         Value

                40       DAX Index         DTB        March 1997   $ 7,722,913

             Total Financial Futures Contracts Sold
             (Total Contract Price--$6,719,953)                    $ 7,722,913
                                                                   ===========

          ***Forward foreign exchange contracts as of February 28, 1997 were as follows:

             Foreign                                               Unrealized
             Currency                         Expiration          Appreciation
             Purchased                           Date            (Depreciation)

             Chf          6,425,000           July 1997           $  (239,852)
             DM         118,683,935          April 1997            (1,925,898)
             DM          10,517,857           July 1997              (288,515)
             Pound       11,404,047          March 1997               (46,756)
             Sterling
             YEN        754,400,000            May 1997                57,432
             YEN      2,310,000,000           July 1997              (458,339)

             Total (US$ Commitment--$128,525,323)                 $(2,901,928)
                                                                  -----------

             Foreign
             Currency Sold
             DM          14,808,420          April 1997           $   205,430



             Total (US$ Commitment--$9,000,000)                   $   205,430
                                                                  -----------

             Total Unrealized Depreciation--Net on
             Forward Foreign Exchange Contracts                   $(2,696,498)
                                                                  ===========



PORTFOLIO INFORMATION


Worldwide
Investments as of
February 28, 1997


Ten Largest Industries           Percent of
(Equity Investments)             Net Assets

Banking                            12.1%
Property                            5.6
Telecommunications                  5.2
Chemicals                           4.0
Electrical Equipment                3.8
Electronics                         3.2
Beverages                           2.9
Insurance                           2.8
Diversified                         2.5
Financial Services                  2.3


                                 Percent of
Ten Largest Equity Holdings      Net Assets

HSBC Holdings PLC                   3.6%
Lend Lease Corp.                    3.0
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR)              1.6
Hutchison Whampoa Ltd.              1.5
Cheung Kong (Holdings) Ltd.         1.4
China Overseas Land & Investment    1.2
Malayan Banking BHD                 1.1
Nedcor Ltd. (GDR)                   1.0
Kimberly-Clark de Mexico, S.A. de
  C.V. (ADR)                        1.0
Internationale Nederlanden
  Groep N.V.                        1.0


                                 Percent of
Asset Mix*                       Net Assets

Japan                              25.6%
Europe (Ex-United Kingdom
  and Ireland)                     22.7
Pacific Basin (Ex-Japan)           18.8
Other Emerging Markets             12.2
Cash                               10.0
United Kingdom and Ireland          6.0

[FN]
*Percent of net assets may not equal 100% and excludes the impact of futures and options.


                                 Percent of
Ten Largest Countries            Net Assets

Japan                              25.6%
Hong Kong                           8.5
United Kingdom                      5.6
Australia                           4.5
Malaysia                            4.4
France                              4.4
Germany                             4.0
Mexico                              3.1
Netherlands                         2.8
Sweden                              2.6


Financial Futures Contracts

                                                           Percent of
Country                Issue              Exchange         Net Assets

Japan               Tokyo-Topix             TFE               3.4%
Australia          All Ordinaries           SFE               2.4
Japan                Nikkei 225            SIMEX              2.2
United Kingdom        FTSE 100             LIFFE              1.1
Germany              DAX Index              DTB              (0.9)
                                                             -----
                                                              8.2%
                                                             =====



EQUITY PORTFOLIO CHANGES


For the Quarter Ended February 28, 1997

Additions

 Accor S.A.
 Advantest Corp.
 Allianz AG Holding (Ordinary)
 Allied Domecq PLC (Ordinary)
 Anritsu Corp.
 Asahi Glass Co., Ltd.
*China Eastern Airlines Corp. Ltd. (ADR)
 DDI Corp.
 Deutsche Lufthansa AG
 Fujikura Ltd.
 Hitachi Ltd.
 Imperial Chemical Industries PLC
   (Ordinary)
 Japan Associated Finance
 Japan Tobacco, Inc.
 Kaneka Corp.
 Kawasaki Steel Corp.
 Mitsubishi Estate Co., Ltd.
 Mitsubishi Motors Corp.
 Mitsubishi Trust and Banking
 Mitsui & Co.
 Mitsui Fudosan Co., Ltd.
 Mostostal-Export S.A. (Rights)
 NSK Ltd.
 Nippon Express Co., Ltd.
 Nippon Steel Co.
 Nissho Iwai Corp.
 Nomura Securities Co., Ltd.
 Pioneer Electronic Corp.
 Promise Co., Ltd.
 Saurer AG (Registered Shares)
 Seat S.p.A.
 Sekisui Chemical Co.
 Sony Corp.
 Sumitomo Bank
 Takashimaya Co.
 Teijin Ltd.
 Toyota Motor Corp.
 Ube Industries Ltd.


Deletions

 Ashok Leyland Ltd. (GDR)
 Assicurazioni Generali S.p.A.
 Assurances Generales de France S.A.
   (AGF)
 Carso Global Telecom, S.A. de C.V. 'A1'
*China Eastern Airlines Corp. Ltd. (ADR)
 Chudenko Corp.
 Compagnie Financiere de Suez (Ordinary)
 Dai-Tokyo Fire & Marine Insurance Co.,
   Ltd.
 Deutsche Bank AG (Warrants)
 Driefontein Consolidated Ltd. (ADR)
 Empresa Nacional de Electricidad S.A.
   (Endesa)
 Enersis S.A. (ADR)
 Ente Nazionale Idrocarburi S.p.A. (ENI)
 Eregli Demir Ve Celik Fabrikalari T.A.S.
 Grupo Televisa, S.A. de C.V. (GDR)
 Hanson PLC (Ordinary)
 Imperial Tobacco Group PLC
 Kinden Corp.
 Koa Fire & Marine Insurance Co., Ltd.
 Land Securities PLC
 Migros Turk A.S.
 Millennium Chemicals Inc.
 Mitsui Marine & Fire Insurance Co., Ltd.
 The News Corp., Ltd. (Ordinary)
 Nichido Fire & Marine Insurance Co.,
   Ltd.
 P.T. Kabelmetal Indonesia
 P.T. Wicaksana Overseas International
 SMH AG (Societe Suisse pour
   la Microelectonique et l'Horlogerie)
 Sanki Engineering Co., Ltd.
 Sparbanken Sverige AB (Class A)
 Stadshypotek AB
 Sumitomo Marine & Fire Insurance Co.,
   Ltd.
 Suzuki Motor Corp.
 Swire Pacific Ltd. (Class A)
 Technology Resources Industries BHD
 Telefonica de Espana S.A.
 Tomkins PLC
 Yasudo Fire & Marine Insurance Co., Ltd.

[FN]
*Added and deleted in the same quarter.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior
  Vice President
Andrew John Bascand, Vice President
  and Senior Portfolio Manager
Donald C. Burke, Vice President
Adrian Holmes, Vice President
Grace Pineda, Vice President
Stephen I. Silverman, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863